Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUE	$ 10,692,613	$ 11,474,348	$ 8,515,561
COST OF REVENUE AND RELATED TAX
Cost of revenue	4,971,492	5,951,550	3,949,667
Business and sales related tax	34,218	62,181	47,431
GROSS PROFIT	5,686,903	5,460,617	4,518,463
OPERATING EXPENSES
Selling expenses	1,129,146	1,547,665	1,270,582
General and administrative expenses	2,545,789	2,872,208	2,156,879
Total operating expenses	3,674,935	4,419,873	3,427,461
INCOME FROM OPERATIONS	2,011,968	1,040,744	1,091,002
OTHER INCOME (EXPENSES)
Interest income	139,345	122,182	127,136
Loss from long-term investment	(43,785)
Other income (expenses)	(4,556)	(21,510)	(17,043)
Total other income (expenses), net	91,004	100,672	110,093
INCOME BEFORE INCOME TAX PROVISION	2,102,972	1,141,416	1,201,095
PROVISION FOR INCOME TAX	430,529	238,885	180,334
NET INCOME	1,672,443	902,531	1,020,761
Less: net income attributable to non-controlling interest	766,551	159,396	341,086
NET INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	905,892	743,135	679,675
COMPREHENSIVE INCOME (LOSS)
Net income	1,672,443	902,531	1,020,761
Other comprehensive (loss) income: foreign currency translation	(752,987)	299,185	488,534
Total comprehensive income	919,456	1,201,716	1,509,295
Less: Comprehensive (loss) income attributable to non-controlling interest	(1,786)	22,195	32,686
COMPREHENSIVE INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	$ 921,242	$ 1,179,521	$ 1,477,986
Earnings per common share - basic and diluted (in Dollars per share)	$ 0.2	$ 0.17	$ 0.16
Weighted average shares outstanding - basic and diluted (in Shares)	4,440,085	4,435,164	4,381,033